Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held	$ 0	$ 0
Fair value of derivative asset	14,700	22,000
Unrealized gain / (loss) on non-designated derivative instruments	$ (7,282)	$ 25,124	$ 791
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage	80.00%
Derivative receivable interest reset period	3 months
Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.369%
Interest Rate Swap [Member] | Societe Generale [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.3615%
Interest Rate Swap [Member] | Banco Santander Chile SA and Deutsche Bank AG London [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative receivable interest reset period	3 months
Interest Rate Swap [Member] | Banco Santander Chile SA and Deutsche Bank AG London [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative receivable interest reset period	6 months
Interest Rate Swap [Member] | Banco Santander Chile SA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage	70.00%
Derivative interest rate	1.296%
Interest Rate Swap [Member] | Deutsche Bank AG London [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage	30.00%
Derivative interest rate	2.137%